Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Deficit (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Series G Preferred Stock [Member] USD ($)	Series A Preferred Stock [Member]	Convertible Redeemable Preferred Stock [Member] Series G Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock [Member] Series C Preferred Stock [Member]	Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)
Beginning balance at Dec. 31, 2011	$ 3,623				$ 80		$ 1		$ 2	$ 63,995	$ (60,455)
Beginning balance, shares at Dec. 31, 2011					80,036,000		500,000	300,000	2,000,000
Issuance of stock				4,941
From conversion of preferred stock					2		(1)			(1)
Issuance of stock, shares				5,000,000
From conversion of preferred stock, shares					2,000,000		(500,000)
Beneficial conversion feature for Series G preferred stock	1,375			(1,375)						1,375
Issuance of common stock
Issuance of common stock, for cash	2,084				5					2,079
Issuance of common stock, for cash, shares					5,000,000
Common stock issued for services	59									59
Common stock issued for services, Shares					335,000
From exercise of options	4									4
From exercise of options, shares					18,000
Stock-based compensation	2,361									2,361
Warrants issued for services	73									73
Accrued dividend on preferred stock	(222)	0		93							(222)
Reversal of dividend accreted	93	93		(93)							93
Deemed dividend on preferred stock	(1,375)			1,375							(1,375)
Net loss	(9,833)										(9,833)
Ending balance at Dec. 31, 2012	(1,758)			4,941	87				2	69,945	(71,792)
Ending balance, shares at Dec. 31, 2012				5,000,000	87,389,000			300,000	2,000,000
From conversion of preferred stock					8				(2)	(6)
From conversion of preferred stock, shares					8,000,000				(2,000,000)
Issuance of common stock
Issuance of common stock, for cash	3,381				38					3,343
Issuance of common stock, for cash, shares					37,991,000
Common stock issued for services	240				1					239
Common stock issued for services, Shares					840,000
From exercises of warrants, net of commissions	2,700				17					2,683
From exercises of warrants, net of commissions of , shares					16,955,000
Stock-based compensation	1,693									1,693
Accrued dividend on preferred stock		0
Net loss	(10,479)										(10,479)
Ending balance at Dec. 31, 2013	(4,223)			4,941	151					77,897	(82,271)
Ending balance, shares at Dec. 31, 2013				5,000,000	151,175,000			300,000
Issuance of common stock
Issuance of common stock, for cash	2,469				17					2,452
Issuance of common stock, for cash, shares					17,033,000
Common stock issued for services	85				1					84
Common stock issued for services, Shares					717,000
For warrant exchange, net of issuance costs	6,428				45					6,383
For warrant exchange, net of issuance costs, shares					44,666,000
Stock-based compensation	721									721
Net loss	(5,845)										(5,845)
Ending balance at Jun. 30, 2014	$ (365)			$ 4,941	$ 214					$ 87,537	$ (88,116)
Ending balance, shares at Jun. 30, 2014				5,000,000	213,591,000			300,000